[LOGO]	MONY LIFE INSURANCE COMPANY 1290 Avenue of the Americas New York NY 10104

Dodie Kent

Vice President and

Associate General Counsel

212-314-3970

Fax: 212-707-1791

September 10, 2013

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	MONY Variable Account S (the “Registrant”) Registration Nos.:
033-37721 and 811-06217 The MONYVestor

Commissioners:

MONY Life Insurance Company (“MONY”), on behalf of the Registrant, has sent to contract owners the semi-annual reports for the period ended June 30, 2013 for the following mutual funds in which the Registrant invests:

•	EQ ADVISORS TRUST – UNDERLYING FUNDS:

EQ/Boston Advisors Equity Income

EQ/Capital Guardian Research

EQ/Core Bond Index

EQ/Money Market

MONY understands that the Fund has filed or will file its reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/S/ Dodie Kent
Dodie Kent